Submission	Aug. 13, 2026
Submission [Line Items]
Central Index Key	0000016040
Registrant Name	CABOT CORP
Registration File Number	333-276078
Form Type	S-3
Submission Type	424B2
Fee Exhibit Type	EX-FILING FEES